Average Annual Total Returns - Nationwide AllianzGI International Growth Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares Since Fund Inception	Class A Shares Fund Inception Date	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions Since Fund Inception	Class A Shares After Taxes on Distributions Fund Inception Date	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares Since Fund Inception	Class A Shares After Taxes on Distributions and Sales of Shares Fund Inception Date	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares Since Fund Inception	Class R6 Shares Fund Inception Date	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares Since Fund Inception	Institutional Service Class Shares Fund Inception Date	Eagle Class Shares 1 Year	Eagle Class Shares 5 Years	Eagle Class Shares Since Fund Inception	Eagle Class Shares Fund Inception Date	MSCI ACWI ex USA Growth Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	MSCI ACWI ex USA Growth Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	MSCI ACWI ex USA Growth Index (The Index does not pay sales charges, fees, expenses or taxes.) Since Fund Inception
Total	42.93%	17.28%	14.57%	Feb. 02, 2015	41.25%	15.46%	12.99%	Feb. 02, 2015	25.52%	12.95%	10.91%	Feb. 02, 2015	52.20%	18.96%	16.00%	Feb. 02, 2015	51.84%	18.66%	15.71%	Feb. 02, 2015	52.03%	18.84%	15.88%	Feb. 02, 2015	22.20%	11.97%	9.62%